30. Subsequent Events (Details Narrative) - USD ($)		12 Months Ended
	Apr. 30, 2019	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Carrying amount of loans and borrowings		$ 25,317,163	$ 19,240,324	$ 22,584,601
Legal dispute description		During 2016, the Company initiated a legal dispute as the plaintiff with certain lender to obtain forfeiture on certain loans (see note 18 — Loans and Borrowings). In April, 2019, the bank has offered a settlement agreement to the Company, agreeing to forgive these outstanding balances for a total settlement amount of €80,000 (approx. $90,200 as of April 10, 2019) to be paid by the end of April, 2019. Of this amount, the Company is responsible for €20,000 (approx. $22,430 as of April 10, 2019) with the remaining €60,000 (approx. $67,290 as of April 10, 2019) by the former owner of GSI (one of our subsidiaries). The Company has the intention of accepting and settling this offer. However, there can be no assurance the former owner of GSI will accept and pay the settlement amount before the end of April, 2019.
Non-adjusting events after reporting period [Member] | 10% Four Unsecured Convertible Promissory Notes [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	10.00%
Principal amount	$ 45,000
Non-adjusting events after reporting period [Member] | 10% Nineteen Unsecured Convertible Promissory Notes [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	10.00%
Principal amount	$ 5,534,437
Increase in principal amount of borrowings	152,129
Accrued interest on borrowings	1,671,147
Carrying amount of loans and borrowings	$ 7,205,584